Share capital - Number of options exercised (Details) - shares					6 Months Ended
	Jul. 18, 2018	Apr. 23, 2018	Apr. 18, 2018	Mar. 16, 2018	Jul. 31, 2018
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share options and RSUs exercised (in shares)	136,991	48,981	38,850	4,216	229,038